Cost Method Investments (Details) - Schedule of cost method investments	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 4,350,000	$ 623,549	¥ 500,000
8% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	500,000	71,672	500,000
5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	2,000,000	286,689
4% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,000,000	143,345
2% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	300,000	43,003
1% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 550,000	$ 78,840